Condensed consolidated income statement (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022		Jun. 30, 2021
Profit or loss [abstract]
Interest and similar income	£ 4,098		£ 2,444	[1]
Interest and similar expense	(1,865)		(921)	[1]
Net interest income	2,233		1,523	[1]
Fee and commission income	4,008		4,070	[1]
Fee and commission expense	(1,169)		(870)	[1]
Net fee and commission income	2,839		3,200	[1]
Net trading income	5,026		3,467	[1]
Net investment expense	(139)		(36)	[1]
Other income	31		35	[1]
Total income	9,990		8,189	[1]
Credit impairment (charge)/release	(293)		288	[1]
Net operating income	9,697		8,477	[1]
Staff costs	(2,600)		(2,385)	[1]
Infrastructure, administration and general expenses	(2,659)		(2,674)	[1]
Litigation and conduct	(1,833)		(164)	[1]
Operating expenses	(7,092)		(5,223)	[1]
Share of post-tax results of associates and joint ventures	0		3	[1]
Profit before tax	2,605		3,257	[1]
Tax charge	(476)		(594)	[1]
Profit after tax	2,129		2,663	[2]
Attributable to:
Equity holders of the parent	1,801		2,360	[1]
Other equity instrument holders	328		303	[1]
Profit after tax	£ 2,129	[3]	£ 2,663	[4]

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[3]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[4]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.